Accounts Payable and Accrued Expenses (FY) (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Payables and Accruals [Abstract]
Schedule of Accounts Payable and Accrued Expenses
Accounts payable and accrued expenses as of September 30, 2024 and December 31, 2023 consisted of the following (in thousands):

	September 30, 2024	December 31, 2023
Accounts payable and other accrued liabilities	$6,932	$7,323
Accrued employee expenses	9,601	13,859
Total	$16,533	$21,182

Accounts payable and accrued liabilities as of December 31, 2023 and 2022 consisted of the following (in thousands):

	December 31, 2023	December 31, 2022
Accounts payable and other accrued liabilities	$7,323	$9,561
Accrued employee expenses	13,859	24,074
	$21,182	$33,635